UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 1998, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 1999.



Report for the Calendar Year or Quarter Ended: __09/30/98_____

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __12/7/99__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______6_______

Form 13F Information Table Entry Total: _____26_____

Form 13F Information Table Value Total: $___4,466,930___
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5      801-36639                 Westmed Venture Management LP
   6      801-30871                 Oppenheimer Horizon Management LP



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 09/30/98
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                               TITLE                FAIR     SHARES OR                       SHARED               (SHARES)
                                OF                  MARKET   PRINCIPAL       SOLE   SHARED    OTHER          SOLE   SHARED    NONE
NAME OF ISSUES                 CLASS  CUSIP NO       VALUE    AMOUNT         (A)     (B)      (C) MANAGER    (A)      (B)      (C)
_________________              _____  _________    ________  _________      ____    ____      ___ _______    ___      ___      ___

ALKERMES INC                   PFD CV 01642T405   1,494,398     45,650    45,650                          45,650
ANTEC CORP                     SB NT  03664PAA3 185,408,240  2,060,000  2060,000    			  20,600
APPLIED MAGNETICS CP DEL       SUB DB 038213AA2  60,951,500  1,754,000  1754,000                        1754,000
AVATAR HLDNGS INC              SUB NT 053494AD2 695,023,888   7,717,000  7717,000                        7717,000
CSC HLDNGS INC                 PFD I  126304203   4,407,572     66,900    66,900                          66,900
FEDERATED DEPT STORES INC DEL  COM    31410H101       5,684        156       156                             156
FINANCIAL FED CORP             SUB NT 317492AC0 180,850,000  2,000,000  2000,000                        2000,000
GLOBAL TELESYSTEMS GROUP      COM    37936U104     531,275     15,800    15,800                          15,800
HNC SOFTWARE INC               COM    40425P107      28,262        700       700                             700
INACOM CORP                    SUB DB 45323GAC3 254,017,125  3,225,000  3225,000			3225,000
KELLSTROM INDS INC	       SB NT  488035AE6  45,721,200    600,000   600,000                         600,000
MAY & SPEH INC                 SB NT  577777AA3 560,443,200  3,975,000  3975,000			3975,000
NEXSTAR PHARMACEUTICALS INC    SB DB  65333BAC0 355,132,375  4,225,000  4225,000                        4225,000
PHP HEALTHCARE CORP            SUB DB 693344AC7   5,723,016    507,000   507,000                         507,000
PETSMART INC		       SB NT  716768AB2 295,775,040  2,960,000  2960,000			2960,000
QUINTILES TRANSNATIONAL CORP   SB NT  748767AC4  94,792,675    785,000   785,000                         785,000
RES-CARE INC                   SR NT  760943AC4 116,164,000  1,000,000  1000,000                        1000,000
SEPRACOR INC		       SB DB  817315AE4 195,520,000  1,250,000  1250,000                        1250,000
SOUTHERN PAC FDG CORP          SB NT  843576AA7  10,669,500  2,371,000  2371,000                        2371,000
SPEEDWAY MOTORSPORTS INC       SB DB  847788AC0  62,918,100    675,000   675,000			 675,000
SYSTEM SOFTWARE ASSOC INC      SB NT  871839AA4 182,403,650  2,893,000  2893,000                        2893,000
TEL-SAVE HLDNGS INC	       SUB NT 879176AC9 259,998,000  5,098,000  5098,000			5098,000
UNITED STATES FILTER CORP       SUB NT 911843AF7   4,525,000     50,000    50,000                          50,000
VERITAS SOFTWARE CO 	       SB NT  923436AB5 393,150,000  2,585,000  2585,000                        2585,000
WMX TECHNOLOGIES INC	       SUB NT 92929QAF4	 99,215,000  1,000,000  1000,000                        1000,000
WASTE MGMT INC DEL             SUB NT 941061AA7 402,060,848  3,269,000  3269,000			3269,000

                                PAGE TOTAL     4,466,929,613
                                GRAND TOTAL    4,466,929,613

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